Capital Growth Portfolio
Capital Growth Portfolio
Investment Objective
Seeks long-term capital appreciation.
Fees and Expenses of the Portfolio
This table describes the fees and expenses that you may pay if you buy and hold shares of the Portfolio. The table does not reflect fees or expenses that may be charged in connection with variable annuities and variable life insurance policies issued by the insurance companies which offer the Portfolio as an underlying investment option. If such charges were included, the following fees and expenses would be higher.
Shareholder Fees (fees paid directly from your investment):
Shareholder Fees (USD $)	Capital Growth Portfolio
Shareholder Fees (fees paid directly from your investment)

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment):
Annual Fund Operating Expenses	Capital Growth Portfolio
Management Fees	0.90%
Distribution and/or Service (12b-1) Fees	none
Other expenses	0.10%
Total Annual Fund Operating Expenses	1.00%

Example.
This Example is intended to help you compare the cost of investing your variable contract assets in the Portfolio with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. The costs indicated below do not reflect the additional expenses of variable contracts. These costs would be higher if variable contract charges were added. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example (USD $)	1 Year	3 Years	5 Years	10 Years
Capital Growth Portfolio	102	318	552	1,225

Portfolio Turnover.
The Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Portfolio’s performance. During the most recent fiscal year, the Portfolio’s portfolio turnover rate was 44% of the average value of its portfolio.
Principal Investment Strategies
This Portfolio invests primarily in an actively managed portfolio of equity securities (principally common stocks) of small cap growth companies. It is managed by Eagle Asset Management, Inc. (“Eagle”) under a subadvisory agreement with the Adviser. Small-cap companies are those that, at time of purchase, have a market capitalization equal to or less than the largest company in the Russell 2000® Growth Index. As of December 31, 2014, the capitalization range of the Russell 2000® Growth Index was between $29.2 million and $11.8 billion. The Russell 2000® Growth Index is an unmanaged index comprised of Russell 2000® companies with higher price-to-book ratios and higher forecasted growth values. These are companies that, in Eagle’s opinion, have the potential, based on superior products or services, operating characteristics, and financing capabilities, for more rapid growth than the over-all economy. Investments generally are held in companies in industry segments experiencing rapid growth or in companies with proprietary advantages. Up to 30% of this Portfolio’s assets may be invested in foreign securities. In evaluating potential investments, Eagle may consider a number of factors including the rate of earnings growth, the quality of management, the extent of proprietary operating advantage, the return on equity, the financial condition of the company, and/or the reasonableness of the valuation of the company. The portfolio manager utilizes a “bottom-up” approach to identify the companies in which it invests and performs proprietary investment research. A bottom-up method of analysis de-emphasizes the significance of economic and market cycles. The primary focus is on the individual companies rather than the industry in which that company operates or the economy as a whole.
Principal Risks
There is no assurance that the Portfolio will meet its investment objective. The value of your investment in the Portfolio and the amount of the return you receive on your investment may fluctuate significantly. You could lose money, or have less return than the market in general, in the Portfolio. The principal risks of investing in the Portfolio are:

Market Risk — A security’s price may change in response to changes in conditions in securities markets in general. Markets tend to move in cycles with periods of rising prices and periods of falling prices. They can decline for many reasons, including adverse political or economic developments domestically or abroad, changes in investor psychology, or heavy institutional selling. In the case of debt securities, changes in the overall level of interest rates affect the security’s price. Different types of stocks sometimes shift into and out of favor with investors. For example, at times the market may not favor growth-oriented stocks. Instead, it might favor value stocks or not favor stocks at all. If a portfolio focuses on a particular investment style, its performance will sometimes be better or worse than the performance of funds focusing on other types of investments.

Smaller Capitalization Company Risk — Smaller capitalization company stock prices tend to be more volatile, and the stock tends to be less liquid, than those of larger, better established companies. Smaller companies are also sometimes more subject to failure.

Growth Strategy Risk — Growth stocks may be more volatile than other stocks because they are generally more sensitive to investor perceptions of the issuing company’s growth of earnings potential. Also, since growth companies usually invest a high portion of earnings in their business, growth stocks may lack the dividends of value stocks that can cushion stock prices in a falling market.

Issuer Risk — The value of a security may decline for reasons related to the issuer, such as earnings stability, overall financial soundness, management performance and reduced demand for the issuer’s goods or services.

Foreign Investments Risk — Foreign investments involve risks not normally encountered with domestic securities. These include political, regulatory and economic instability in some countries, changes in currency rates and market inefficiencies.
Performance
The accompanying bar chart and table provide some indication of the risks of investing in the Portfolio. They show changes in the Portfolio’s performance for each of the last ten years and the Portfolio’s average annual returns for the last one year, five years and ten years compared to those of a broad-based securities market index. The Portfolio’s past performance does not necessarily indicate how it will perform in the future. Variable contract charges are not reflected in the chart or table. If they were, the returns would be less than those shown.

The subadviser for this Portfolio was RS Investment Management Co. LLC until the end August 2003.

During the period shown in the bar chart, the Portfolio’s highest return for a quarter was 20.80%. That was the quarter ended on June 30, 2009. The lowest return for a quarter was -26.94%. That was for the quarter ended on December 31, 2008. To obtain performance information up to the most recent month end, call toll free 1-877-781-6392.
Average Annual Total Returns As of December 31, 2014
Average Annual Total Returns	1 Year	5 Years	10 Years
Capital Growth Portfolio	2.45%	15.11%	9.08%
Capital Growth Portfolio Russell 2000® Growth Index	5.60%	16.80%	8.54%